Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes

Note 8 – Income Taxes

At December 31, 2012 and 2011, the significant components of the deferred tax assets are summarized below:

	2012	2011

Approximate net operating loss carry forwards	$—	$527,000

Deferred tax assets:
Federal net operating loss	$—	$266,391
State net operating loss	—	47,010
Tax credit	49,740	153,262
Total deferred tax assets	49,740	466,664
Less valuation allowance	(49,740)	(466,664)
	$—	$—

The reconciliation of the effective income tax rate to the federal statutory rate for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011

Federal income tax rate	34.0%	34.0%
State tax, net of federal benefit	6.0%	6.0%
Utilization of NOLs	-34.7%	-40.0%
Tax credits	-24.5%	0.0%
Other	24.1%	0.0%
Effective income tax rate	4.8%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2009.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carry forward periods available to the Company for tax reporting purposes, and other relevant factors.

Future changes in the unrecognized tax benefit will have no impact on the effective tax rate due to the existence of the valuation allowance. The Company estimates that the unrecognized tax benefit will not change significantly within the next twelve months. The Company will continue to classify income tax penalties and interest as part of general and administrative expense in its consolidated statements of operations. There were no interest or penalties accrued as of December 31, 2012 and 2011.